SUPPLEMENT DATED APRIL 28, 2025
                  TO THE VARIABLE ANNUITY PROSPECTUS
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                 AMERICAN GENERAL LIFE INSURANCE COMPANY

                       VARIABLE SEPARATE ACCOUNT
                  Polaris Advisor III Variable Annuity
                    Polaris Advantage Variable Annuity
                   Polaris Advantage II Variable Annuity

         THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      FS VARIABLE SEPARATE ACCOUNT
                    Polaris Advantage Variable Annuity
                   Polaris Advantage II Variable Annuity
                    Polaris Choice III Variable Annuity
                     Polaris Choice IV Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your contract.

This supplement describes a change to investment options available under your contract effective on or about April 28, 2025.

The following Underlying Funds were renamed:

 * The SA Allocation Growth Portfolio was renamed SA Allocation Aggressive Portfolio.

 * The SA Allocation Moderate Growth Portfolio was renamed SA Allocation Moderately Aggressive Portfolio.

 * The SA American Century Inflation Protection Portfolio was renamed SA American Century Inflation Managed Portfolio.

 * The SA MFS Blue Chip Growth Portfolio was renamed SA MFS Large Cap Growth Portfolio.

 * The SA Putnam International Growth and Income Portfolio was renamed SA Putnam International Value Portfolio.

Additionally for Polaris Advantage Variable Annity only, the SA VCP Tactical Balanced Portfolio is removed from the available investment options as a result of fund reorganization into SA VCP Dynamic Allocation Portfolio.

Additionally for Polaris Choice IV Variable Annuity and Polaris Advantage II Variable Annuity only, the SA BlackRock VCP Global Multi Asset Portfolio and SA PIMCO VCP Tactical Balanced Portfolio are removed from the available investment options as a result of fund reorganization into SA VCP Dynamic Allocation Portfolio.

Additional information regarding the funds, including the fund prospectuses, may be obtained by visiting our website at www.corebridgefinanical.com/ProductProspectuses or by calling (855) 421-2692.